NON-CURRENT ASSETS (Details Narrative)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 $ / shares
Holding working interest by parent	100.00%	100.00%			100.00%		100.00%			100.00%
Reclamation bonds	$ 145,052	$ 145,000			$ 145,000		$ 145,052			$ 144,847	$ 194,750
Forfeiture of reclamation deposit			$ (318)	$ 50,483		$ 50,483		$ 50,165		50,165
Depletion and depreciation					$ 88,895	$ 9,238	$ 161,988	$ 21,955		60,479	$ 37,291
Stock Issued During Period, Value, Acquisitions										$ 2,468,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.50%		1.50%				0.78%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term					10 years		10 years				10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate					96.56%		96.56%				120.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate
Long-Term Debt and Lease Obligation, Current										$ 10,000
Gain (Loss) on Termination of Lease										604,687
Loss on disposal of equipment										8,770
Impairment, Long-Lived Asset, Held-for-Use											$ 879,070
Assets and liabilities held for sale										$ 1,123,244
Fair Value Adjustment of Warrants					$ 202,009				$ 202,009
Permex Petroleum US Corporation [Member]
Net revenue interest rate										81.75%
Business Acquisition, Percentage of Voting Interests Acquired										100.00%
Stock Issued During Period, Shares, Acquisitions | shares										416,666
Business Acquisition, Name of Acquired Entity										Permex Petroleum US Corporation
Permex Petroleum US Corporation [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Acquisitions | shares										416,666
Stock Issued During Period, Value, Acquisitions										$ 2,468,750
Permex Petroleum US Corporation [Member] | Share Purchase Warrant [Member]
Stock Issued During Period, Shares, Acquisitions | shares										208,333
Stock Issued During Period, Value, Acquisitions										$ 1,051,370
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										1.51%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term										10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate										96.56%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate										0.00%
Fair Value Adjustment of Warrants										$ 1,051,370
Permex Petroleum US Corporation [Member] | Share Purchase Warrant [Member] | October 1, 2031 [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)										$ 9.42		$ 12.00
Permex Petroleum US Corporation [Member] | Share Purchase Warrant [Member] | September 30, 2031 [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)										$ 8.76		$ 12.00
Oil and Gas Properties [Member] | TEXAS
Net revenue interest rate	71.90%	71.90%			71.90%		71.90%			71.90%
Oil and Gas Properties [Member] | NEW MEXICO
Royalty interest rate	81.75%	81.75%			81.75%		81.75%			81.75%